Deferred Financing Costs (Schedules) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Deferred Finance Costs [Abstract]
Cost	$ 21,543	$ 38,452
Accumulated amortization	1,483	18,469
Net book value	20,060	19,983
Deferred Financing Cost Amortization	5,665	6,035
Write-off of deferred financing costs	$ 11,726	$ 0